Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 110,540	¥ 114,468
Effects on defined benefit obligations from a increase in the discount rate	97,949	101,281
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	103,305	102,878
Effects on defined benefit obligations from a increase in the discount rate	¥ 91,314	¥ 90,659